American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS)
(A CLASS/B CLASS/C CLASS/R CLASS/ADVISOR CLASS)

Supplement dated August 1, 2004 * Prospectuses dated April 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO THE Annual Fund Operating Expenses CHART
ON PAGE 5 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON PAGE 5 OF
THE A CLASS/B CLASS/C CLASS/R CLASS/ADVISOR CLASS PROSPECTUS.

    (1)  Based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease. See The Investment Advisor under Management for an explanation of strategy assets.

THE FOLLOWING REPLACES THE FOURTH PARAGRAPH UNDER THE HEADING What kinds of securities does the fund buy? ON PAGE 7 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS
PROSPECTUS AND ON PAGE 8 OF THE A CLASS/B CLASS/C CLASS/R CLASS/ADVISOR CLASS
PROSPECTUS.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States. In addition, as used in the Statement of Additional
    Information, securities of issuers in emerging market (non-developed)
    countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 9 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON
PAGE 10 OF THE A CLASS/B CLASS/C CLASS/R CLASS/ADVISOR CLASS PROSPECTUS.

    For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

SH-SPL-39178   0408

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

GLOBAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL DISCOVERY FUND * EMERGING MARKETS FUND
LIFE SCIENCES FUND * TECHNOLOGY FUND
(INVESTOR CLASS/INSTITUTIONAL CLASS)

GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND * EMERGING MARKETS FUND
LIFE SCIENCES FUND * TECHNOLOGY FUND
(ADVISOR CLASS/C CLASS)

Supplement dated August 1, 2004 * Prospectuses dated April 1, 2004

THE FOLLOWING REPLACES FOOTNOTE 1 TO THE Annual Fund Operating Expenses CHART ON
PAGE 11 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON PAGE 10 OF
THE ADVISOR CLASS/C CLASS PROSPECTUS.

    (1) BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
        HAVE STEPPED FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
        GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
        ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
        EXPLANATION OF STRATEGY ASSETS.

THE FOLLOWING REPLACES THE FIFTH PARAGRAPH UNDER THE HEADING What are the
differences between the funds? ON PAGE 14 OF THE INVESTOR CLASS/INSTITUTIONAL
CLASS PROSPECTUS AND THE FOURTH PARAGRAPH ON PAGE 13 OF THE ADVISOR CLASS/C
CLASS PROSPECTUS.

    In determining whether a company is foreign, the fund managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium,
    Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong,
    Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway,
    Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the
    United States. In addition, as used in the Statement of Additional
    Information, securities of issuers in emerging market (non-developed)
    countries means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

THE FOLLOWING REPLACES THE THIRD PARAGRAPH UNDER THE HEADING The Investment
Advisor ON PAGE 22 OF THE INVESTOR CLASS/INSTITUTIONAL CLASS PROSPECTUS AND ON
PAGE 21 OF THE ADVISOR CLASS/C CLASS PROSPECTUS.

    For the services it provided to the fund, the advisor received a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund.  For a fund with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The amount of the fee is calculated daily and paid monthly in arrears.

SH-SPL-39180   0408

American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

GLOBAL GROWTH FUND * INTERNATIONAL GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND * INTERNATIONAL DISCOVERY FUND
EMERGING MARKETS FUND * LIFE SCIENCES FUND * TECHNOLOGY FUND

Supplement dated August 1, 2004 * Statement of Additional Information dated April 1, 2004

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Investment Advisor ON PAGE 33.

    For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets.
    The management fee schedules for the funds appear below.

THE FOLLOWING REPLACES THE Management Fee CHART ON PAGE 33 AND 34.

    FUND                   CLASS                   PERCENTAGE OF NET ASSETS
    ----------------------------------------------------------------------------
    Global Growth          Investor and C          1.30% of first $1 billion
                                                   1.15% of the next $1 billion
                                                   1.05% over $2 billion
                           -----------------------------------------------------
                           Institutional           1.10% of first $1 billion
                                                   0.95% of the next $1 billion
                                                   0.85% over $2 billion
                           -----------------------------------------------------
                           Advisor                 1.05% of first $1 billion
                                                   0.90% of the next $1 billion
                                                   0.80% over $2 billion
    ----------------------------------------------------------------------------
    International Growth   Investor, A,            1.50% of first $1 billion
                           B, C and R              1.20% of the next $1 billion
                                                   1.10% over $2 billion
                           -----------------------------------------------------
                           Institutional           1.30 of first $1 billion
                                                   1.00% of the next $1 billion
                                                   0.90% over $2 billion
                           -----------------------------------------------------
                           Advisor                 1.25% of first $1 billion
                                                   0.95% of the next $1 billion
                                                   0.85% over $2 billion
    ----------------------------------------------------------------------------
    International          Investor                2.00% of first $250 million
    Opportunities                                  1.80% of the next $250 million
                                                   1.60% over $500 million
                           -----------------------------------------------------
                           Institutional           1.80% of first $250 million
                                                   1.60% of the next $250 million
                                                   1.40% over $500 million
    ----------------------------------------------------------------------------

    FUND                CLASS                PERCENTAGE OF NET ASSETS
    ----------------------------------------------------------------------------
    International       Investor             1.75% of first $500 million
    Discovery                                1.40% of the next $500 million
                                             1.20% over $1 billion
                        --------------------------------------------------------
                        Institutional        1.55% of first $500 million
                                             1.20% of the next $500 million
                                             1.00% over $1 billion
                        --------------------------------------------------------
                        Advisor              1.50% of first $500 million
                                             1.15% of the next $500 million
                                             0.95% over $1 billion
    ----------------------------------------------------------------------------
    Emerging Markets    Investor and C       2.00% of first $250 million
                                             1.80% of the next $250 million
                                             1.50% of the next $500 million
                                             1.25% over $1 billion
                        --------------------------------------------------------
                        Institutional        1.80% of first $250 million
                                             1.60% of the next $250 million
                                             1.30% of the next $500 million
                                             1.05% over $1 billion
                        --------------------------------------------------------
                        Advisor              1.75% of first $250 million
                                             1.55% of the next $250 million
                                             1.25% of the next $500 million
                                             1.00% over $1 billion
    ----------------------------------------------------------------------------
    Life Sciences       Investor and C       1.50% of first $250 million
                                             1.40% of the next $250 million
                                             1.30% over $500 million
                        --------------------------------------------------------
                        Institutional        1.30% of first $250 million
                                             1.20% of the next $250 million
                                             1.10% over $500 million
                        --------------------------------------------------------
                        Advisor              1.25% of first $250 million
                                             1.15% of the next $250 million
                                             1.05% over $500 million
    ----------------------------------------------------------------------------
    Technology          Investor and C       1.50% of first $500 million
                                             1.40% of the next $250 million
                                             1.30% of the next $250 million
                                             1.20% over $1 billion
                        --------------------------------------------------------
                        Institutional        1.30% of first $500 million
                                             1.20% of the next $250 million
                                             1.10% of the next $250 million
                                             1.00% over $1 billion
                        --------------------------------------------------------
                        Advisor              1.25% of first $500 million
                                             1.15% of the next $250 million
                                             1.05% of the next $250 million
                                             0.95% over $1 billion
    ----------------------------------------------------------------------------

THE FOLLOWING REPLACES THE PARAGRAPH IMMEDIATELY FOLLOWING THE Management Fee
CHART ON PAGE 34.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

SH-SPL-39163   0408